Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income
Net income	$ 4,650	$ 5,205	$ 1,528
Foreign currency translation adjustments:
Foreign currency translation adjustments	(521)	498	(130)
Changes attributable to divestments	(9)	519	(2)
Foreign currency translation adjustments	(530)	1,017	(132)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(10)	24	14
Reclassification adjustments for net (gains) losses included in net income	(5)	(14)	0
Changes attributable to divestments	0	(3)	0
Unrealized gains (losses) on available-for-sale securities	(15)	7	14
Pension and other postretirement plans:
Prior service credits arising during the year	0	43	6
Net actuarial gains (losses) arising during the year	411	(200)	(220)
Amortization of prior service credit included in net income	(14)	(11)	(28)
Amortization of net actuarial loss included in net income	69	88	68
Net (gains) losses from settlements and curtailments included in net income	7	518	32
Changes attributable to divestments	(6)	151	0
Pension and other postretirement plan adjustments	467	589	(142)
Cash flow hedge derivatives:
Net unrealized gains arising during the year	8	2	20
Reclassification adjustments for net (gains) losses included in net income	(13)	0	(9)
Changes in derivatives instruments and hedges	(5)	2	11
Total other comprehensive income (loss), net of tax	(83)	1,615	(249)
Total comprehensive income, net of tax	4,567	6,820	1,279
Total comprehensive income attributable to noncontrolling interests, net of tax	(108)	(86)	(83)
Total comprehensive income, attributable to ABB, net of tax	$ 4,459	$ 6,734	$ 1,196